Commitments and Contingencies - Finance leases (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 23, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
Cash proceeds	$ 4,000				$ 4,000
Assets carrying amount	$ 4,800
Period of right to use the assets	3 years
Maximum percentage of fair market value	25.00%
Fair market value of assets at inception date	$ 1,000
Finance lease-related assets and liabilities
Finance lease assets		$ 3,519		$ 3,943	4,490
Finance lease liability, current		1,897		1,091	906
Finance lease liability, noncurrent				1,606	2,697
Finance lease-related income and expenses
Depreciation of the leased asset		1,935	$ 409	547	273
Lease interest expense		329	$ 464	598	$ 376
Future minimum lease payments under finance lease
2022		376		1,504
2023		1,731		1,731
Total future lease payments		2,107		3,235
Less: imputed interest		(210)		(538)
Total finance lease liability		$ 1,897		$ 2,697
Minimum [Member]
Finance Leases
Period of right to use the assets	6 years
Period of renewal option	12 months
Maximum [Member]
Finance Leases
Period of right to use the assets	10 years
Period of renewal option	24 months